Capital and financing transactions - Schedule of capital and financing transactions (Detail) - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2024		Jul. 31, 2023	Jul. 31, 2024		Jul. 31, 2023
Disclosure of classes of share capital [line items]
Beginning Balance		$ 81,075	[1]		$ 78,571	[1]	$ 74,748
Issued in relation to share-based payments, net	[2]				11		12
Ending Balance	[1]	$ 83,219		$ 77,667	$ 83,219		$ 77,667
Common shares [member]
Disclosure of classes of share capital [line items]
Outstanding at beginning of year		1,229,569,597		1,198,174,512	1,214,044,420		1,191,375,095
Beginning Balance		$ 21,066		$ 19,160	$ 20,109		$ 18,707
Issued in relation to share-based payments, net (shares)		18,688		6,252	133,766		404,655
Issued in relation to share-based payments, net		$ 2		$ 1	$ 9		$ 27
Issued in relation to the Shareholder Dividend and Share Purchase Plan (shares)	[3]	7,750,463		7,152,387	23,160,562		13,553,401
Issued in relation to the Shareholder Dividend and Share Purchase Plan	[3]	$ 481		$ 466	$ 1,431		$ 893
Outstanding at end of year		1,237,338,748		1,205,333,151	1,237,338,748		1,205,333,151
Ending Balance		$ 21,549		$ 19,627	$ 21,549		$ 19,627

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	Represents amounts on account of share-based payments (refer to Note 14).
[3]	Commencing with the dividend declared on February 28, 2023 and paid on April 26, 2023, the Bank issued to participants of the Shareholder Dividend and Share Purchase Plan (the Plan), common shares from treasury with a discount of 2% to the average market price (as defined in the Plan). Prior to the dividend paid on April 26, 2023, common shares received by participants under the Plan were shares purchased from the open market at prevailing market prices. Further, effective November 1, 2024, and until such time as the Bank elects otherwise, the Bank will suspend the discount to the Average Market Price (as defined in the Plan) for dividend reinvestments and stock dividends under the Plan and will discontinue issuances of common shares from treasury under the Plan. Effective November 1, 2024, and until such time as the Bank elects otherwise, purchases of common shares under the Plan will be made in the secondary market in accordance with the provisions of the Plan.